Accrued Liabilities And Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 39,497	$ 6,053	¥ 25,366
Interests payable	711	109	593
Accrued reimbursement expenses	25,991	3,983	8,937
Professional service fees	5,695	873	9,707
Other taxes and surcharge	6,989	1,071	6,380
Others	4,765	731	3,076
Accrued liabilities and other liabilities	¥ 83,648	$ 12,820	¥ 54,059